Equity-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Equity-Based Compensation
Equity-Based Compensation

(10) Equity-Based Compensation

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its VAR Plan in the form of value appreciation rights. Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. For the convenience of communicating the issuance of VAR Plan awards to employees, the BOM designated a total of 3,000,000 notional units for the VAR Plan to represent 10% of the Company's overall equity. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur for a payment to trigger with respect to the VAR Plan awards. Payment could occur in the form of cash, units or other securities at the discretion of the BOM and was equal to the appreciation in value over the participant's grant date price. The determination of the type of payment was subject to the discretion of the Company and not the holder. Additionally, the Company has never settled any VAR units with cash. As a result, the VAR units were accounted for as equity awards. Given the change-of-control condition, there was no equity-based compensation charge recorded for the six months ended June 30, 2012. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Plan.

        The Company's VAR Plan awards were made in the form of notional units and were exchanged for options to purchase shares of common stock of Shutterstock, Inc. at the time of the Reorganization. Since the Reorganization, equity grants have been in the form of options to purchase common stock of Shutterstock, Inc. The following table represents a summary of the Company's stock option activity for the six months ended June 30, 2013:

	Plan Options	Weighted Average Exercise Price
Options outstanding at December 31, 2012	1,692,282	$16.11
Options granted	293,100	42.07
Options exercised	(105,313)	15.34
Options cancelled or forfeited	(34,745)	18.93

Options outstanding at June 30, 2013	1,845,324	$20.23

Vested and exercisable at June 30, 2013	560,372	$15.43

        The intrinsic value of the total stock options outstanding at December 31, 2012 and at June 30, 2013 was approximately $16,700 and $65,600, respectively. The intrinsic value of the total stock options vested and exercisable at December 31, 2012 and at June 30, 2013 was approximately $4,300 and $22,600, respectively. No stock options expired during the year ended December 31, 2012 or the six months ended June 30, 2013.

        The following weighted average assumptions were used in the fair value calculation for the six months ended June 30, 2012 and 2013:

	Six Months Ended June 30,
	2012	2013
Expected term (in years)	5.2 - 6.3	6.3
Volatility	49%	49%
Risk-free interest rate	1.1 - 1.6%	1.0 - 1.5%
Dividend yield	0%	0%

        There was no non-cash equity-based compensation in connection with the 2012 Plan for the six months ended June 30, 2012. The Company recognized non-cash equity-based compensation expense of $1,744, net of forfeitures, in connection with the vesting of stock options during the six months ended June 30, 2013. As of June 30, 2013, the total unrecognized compensation charge related to 2012 Plan non-vested options is approximately $11,500, which is expected to be recognized through fiscal year 2017.

        On August 17, 2010, the Company entered into a Profits Interest Agreement with an executive whereby the Company issued a membership interest in the Company in consideration of future services to be rendered. The profits interest grant was to vest over a six year period. Upon consummation of the Reorganization, the vested portion of the profits interest was exchanged for shares of common stock of Shutterstock, Inc. and the liability relating to the vested portion of the profits interest, in the amount of $5,147, was re-classed to equity. The unvested portion of the profits interest was exchanged for shares of restricted stock having the same vesting terms as the profits interest.

        On June 3, 2013, the Company issued 10,000 restricted stock units pursuant to the 2012 Plan. The restricted stock units vest 25% on the first anniversary of the relevant vesting commencement date and the remaining 75% vest quarterly over three years thereafter. The restricted stock units are accounted for as equity awards and expensed based on the fair value on the date of grant over the four year vesting period.

        The Company recognized non-cash equity-based compensation expense of $2,157 during the six months ended June 30, 2012 related to the profits interest award and recognized non-cash equity-based compensation expense of $536 during the six months ended June 30, 2013 related to the vesting of restricted stock/restricted stock units.

        As of June 30, 2013, the total unrecognized compensation charge related to the restricted stock/restricted stock units is approximately $3,300, which is expected to be recognized through fiscal year 2017.

        On October 10, 2012, the Company's 2012 ESPP became effective. There was no non-cash equity-based compensation in connection with the 2012 ESPP for the six months ended June 30, 2012. The Company recognized non-cash equity-based compensation expense of $290, net of estimated forfeitures, in connection with the 2012 ESPP for the six months ended June 30, 2013. As of June 30, 2013, 73,717 shares have been issued under the 2012 ESPP.

        The following table summarizes non-cash equity-based compensation expense included in the Company's statement of operations for the six months ended June 30, 2012 and 2013:

	Six Months Ended June 30,
	2012	2013
Cost of revenue	$—	$165
Sales and marketing	—	507
Product development	—	584
General and administrative	2,157	1,314

Total	$2,157	$2,570

(9) Equity-Based Compensation

2012 Omnibus Equity Incentive Plan

        On October 10, 2012, the Company's 2012 Plan became effective. The 2012 Plan provides for the grant of incentive stock options to Company employees, and for the grant of non-statutory stock options, stock appreciation rights, restricted stock, restricted stock units, performance units and performance shares to employees, directors and consultants. The maximum aggregate number of shares that may be issued under the 2012 Plan is 6,750,000 shares of common stock. The number of shares available for issuance under the 2012 Plan will be increased annually commencing January 1, 2013 by an amount equal to the lesser of 1,500,000 shares of common stock, 3% of the outstanding shares of common stock as of the last day immediately preceding fiscal year, or such other amount as determined by the Company's board of directors. Any awards issued under the 2012 Plan that are forfeited by the participant, will become available for future grant under the 2012 Plan. In connection with the Company's reorganization to a corporation, the VAR Plan awards were exchanged for options to purchase shares of common stock of Shutterstock, Inc. granted pursuant to the Company's 2012 Plan.

Employee Stock Purchase Plan

        On October 10, 2012, the Company's 2012 ESPP became effective. The 2012 ESPP provides participating employees with the option to purchase common stock through payroll deductions of up to 15% of eligible compensation and a maximum purchase of 1,000 shares during each offering period. The common stock is purchased at 85% of the lower of the fair market value of common stock on (1) the first trading day of the offering period, or (2) the last day of the offering period. The offering periods generally start on the first trading day on or after June 1 and December 1 of each year; however, the first such offering period commenced on October 10, 2012, the date the Company's Registration Statement was declared effective. An employee will not be granted rights to purchase common stock if an employee immediately after the grant would own stock possessing 5% or more of the total combined voting power or value of all classes of the Company's capital stock or holds rights to purchase stock under all of the Company's employee stock purchase plans that would accrue at a rate that exceeds $25 worth of stock for each calendar year. The Company has reserved 2,000,000 shares for issuance under the 2012 ESPP. The number of shares available for issuance under the 2012 ESPP provides for an annual increase commencing January 1, 2013 by an amount equal to the lesser of 1,000,000 shares of common stock, 3% of the outstanding shares of our common stock as of the last day immediately preceding fiscal year, or such other amount as determined by the Company's board of directors. As of December 31, 2012, no shares had been issued under the 2012 ESPP.

        The Company estimates the fair value of purchase rights under the 2012 ESPP using the Black-Scholes valuation model. The fair value of each purchase right under the 2012 ESPP was estimated on the date of grant using the Black-Scholes option valuation model and the straight-line attribution approach with the following weighted-average assumptions:

Period from October 10, 2012 to December 31, 2012
Expected term (in years)	0.64
Volatility	49%
Risk-free interest rate	0.15%
Dividend yield	—

        There was no non-cash stock-based compensation in connection with the 2012 ESPP for the years ended December 31, 2010 and 2011. The Company has recognized a non-cash stock-based compensation expense of $134, net of estimated forfeitures, in connection with the 2012 ESPP for the year ended December 31, 2012.

Value Appreciation Rights Plan

        Between June 7, 2007 and October 5, 2012, the Company was organized as a limited liability company. Beginning in 2011, the Company granted equity rights similar to options under its VAR Plan in the form of value appreciation rights. Each VAR Plan award had an exercise price, a vesting period and an expiration date, in addition to other terms and conditions similar to typical equity option grant terms and conditions. For the convenience of communicating the issuance of VAR Plan awards to employees, the BOM designated a total of 3,000,000 notional units for the VAR Plan to represent 10% of the Company's overall interest. The VAR Plan awards were subject to a time-based vesting requirement and a condition that a change of control occur for a payment to trigger with respect to the VAR Plan awards. Payment could occur in the form of cash, units or other securities at the discretion of the BOM and are equal to the appreciation in value over the participant's grant date price. The determination of the type of payment was subject to the discretion of the Company and not the holder. Additionally, the Company has never settled any VAR units with cash. As a result, the VAR units were accounted for as equity awards. Given the change-of-control condition, there was no equity-based compensation charge recorded for the year ended December 31, 2011. In connection with the Reorganization, all of the VAR Plan awards were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. with only a time-based vesting requirement, which were granted pursuant to the Company's 2012 Plan.

        The Company's VAR Plan awards were made in the form of notional units and were exchanged for options to purchase shares of common stock of Shutterstock, Inc. upon the Reorganization. The following is a summary of these awards and weighted average exercise price per option/notional unit:

	Plan Options/Units	Weighted Average Exercise Price
Units outstanding at December 31, 2010	—	$—
Units granted	1,370,500	15.08
Units exercised	—	—
Units cancelled or forfeited	(26,000)	14.21

Units outstanding at December 31, 2011	1,344,500	$15.10
Options/Units granted	418,000	19.38
Options/Units exercised	—	—
Options/Units cancelled or forfeited	(70,218)	21.15

Options outstanding at December 31, 2012	1,692,282	$16.11

        As of December 31, 2011, no VAR Plan notional units were exercised or exercisable as no qualifying event had occurred. As of December 31, 2012, no options were exercised. The intrinsic value of the VAR Plan notional units outstanding at December 31, 2011 and the total stock options at December 31, 2012 was approximately $2,100 and $16,700, respectively. No stock options or VAR Plan notional units expired during the years ended December 31, 2011 and 2012. The following is a summary of the Company's non-vested stock options/VAR Plan notional units:

	Plan Options/Units	Weighted Average Grant Date Fair Value
Unvested units at December 31, 2010	—	$—
Units granted	1,370,500	5.11
Units vested	—	—
Units cancelled or forfeited	(26,000)	4.83

Units outstanding at December 31, 2011	1,344,500	$5.48
Options/Units granted	418,000	8.73
Options/Units vested	(435,939)	5.29
Options/Units cancelled or forfeited	(70,218)	8.08

Unvested options at December 31, 2012	1,256,343	$6.58

        The following weighted average assumptions were used in the fair value calculation for the years ended December 31, 2011 and 2012:

	Year Ended December 31, 2011	Year Ended December 31, 2012
Expected term (in years)	5.5–6.6	5.2–6.3
Volatility	44%–47%	49%
Risk-free interest rate	1.4%–2.9%	1.0%–1.6%
Dividend yield	0%	0%

        Following the Reorganization, the VAR Plan awards were exchanged for options to purchase shares of the Company's common stock having the same time-based vesting schedules, which range from one to six years. The VAR Plan awards that were granted and outstanding as of the Reorganization date were exchanged for options to purchase an aggregate of 1,661,719 shares of common stock of Shutterstock, Inc. As a result of the Reorganization, the Company recognized a non-cash stock-based compensation expense of $2,412, net of estimated forfeitures, in connection with a one-time acceleration charge as a result of the removal of the change of control condition. Since the Reorganization through December 31, 2012, the Company has also recognized a non-cash stock-based compensation expense of $618, net of estimated forfeitures, in connection with the normal service vesting of stock options.

        As of December 31, 2012, the total unrecognized compensation charge related to 2012 Plan non-vested options is approximately $7,300, which is expected to be recognized through fiscal year 2017.

Profits Interest Awards

        On June 7, 2007, the Company entered into an Employment Agreement with an executive of the Company whereby the executive received an 8.5% membership interest in the Company in consideration of future services to be rendered over a thirty-six month period starting on July 1, 2007. The Company recorded a compensation charge of $917, which is included in general and administrative, during the year ended December 31, 2010, related to this membership interest award based upon the award's fair market value on the date of grant. There was no compensation charge recorded during the years ended December 31, 2011 and 2012 as the executive was fully vested as of December 31, 2010.

        On November 1, 2007, the Company entered into a Profits Interest Grant and Repurchase Agreement (a "Profits Interest Agreement") with an employee of the Company whereby the employee received a 0.4% membership interest in the Company in consideration of future services to be rendered over a forty-eight month period starting on January 1, 2008. The Profits Interest Agreement terms stipulated that the executive would have no rights to allocations or distributions relating to the Company's operating profits. Only upon a Liquidation of the Company, as defined in the Company's operating agreement, would the executive be entitled to operating profits of the Company. In connection with the Reorganization, this membership interest in the LLC was exchanged for shares of the Company's stock, which do not contain a liquidation condition. The award was determined to meet the characteristics of an equity-based award and was measured at fair value on the grant date. Based on the evaluation of the change of control condition in effect on the grant date and through each subsequent reporting period as to the probability that the change of control condition will be achieved, the Company did not record a compensation charge for this award during the years ended December 31, 2010 and 2011. Upon consummation of the Reorganization and in connection with the removal of the change of control condition from the Profits Interest Agreement entered with the Company employee, the award was considered vested and the Company recognized a non-cash stock-based compensation expense of $509, which is included in general and administrative expense, during the year ended December 31, 2012. There is no unrecognized compensation charge at December 31, 2012 related to this award.

Restricted Stock Award

        On August 17, 2010, the Company entered into a Profits Interest Agreement with an executive whereby the Company issued a membership interest in the Company in consideration of future services to be rendered. The Profits Interest Agreement terms stipulated that the executive would have no rights to allocations or distributions relating to the Company's operating profits. Only upon a Liquidation of the Company, as defined in the Company's operating agreement, would the executive be entitled to operating profits of the Company. In connection with the Reorganization, this membership interest in the LLC was exchanged for restricted and unrestricted shares of the Company's stock, which did not contain a liquidation condition. The Profits Interest Agreement was effective as of April 5, 2010 and entitled the executive to an aggregate amount of 4% of any liquidation of the Company's in excess of $300,000. The Profits Interest Grant was to vest over a six year period. The Profits Interest Agreement also contained a put feature whereby the executive had the option to put back to the Company up to 10% annually of any vested portion of the membership interest at the fair value on the date the executive would sell the vested interest back to the Company. Since the put feature did not subject the executive to the typical risks of stock ownership, the membership interest was classified as a liability and recorded utilizing the intrinsic method. The Company's process for determining the fair value of the awards included consideration of third party valuation reports and the fair value determined served as the basis for calculating the compensation charge. The Company recorded a compensation charge of $197, $2,122, and $2,827, which is included in general and administrative expense, during the years ended December 31, 2010, 2011 and 2012, respectively. This liability was re-measured each reporting period until a Liquidation occurred. As of December 31, 2011, the liability charge was included in other non-current liabilities. Upon consummation of the Reorganization, the vested portion of the profits interest was exchanged for shares of common stock of Shutterstock, Inc. and the liability in the amount of $5,147 was re-classed to equity. The unvested portion was exchanged for shares of restricted stock having the same vesting terms as the profits interest. The Amended and Restated Restricted Stock Agreement entered into by the Company with the executive governs the terms of the restricted stock. Pursuant to the terms of the Amended and Restated Restricted Stock Agreement, 50% of the then-outstanding shares of restricted stock held by the executive vested and were released from the Company's right to acquire such shares upon the effectiveness of the Company's Registration Statement on October 10, 2012. The Company recognized a non-cash stock-based compensation expense of $3,627, which is included in general and administrative expense, in connection with a one-time acceleration charge for the vesting of 50% of the unvested portion of the restricted stock award based on the exchange date fair value. Additionally, the Company recorded a non-cash stock-based compensation expense of $258, which is included in general and administrative expense, since the Reorganization date through December 31, 2012 as a result of the restricted stock's normal service vesting.

        As of December 31, 2012, the total unrecognized compensation charge related to the restricted stock is $3,368, which is expected to be recognized through fiscal 2016.

        The following table summarizes non-cash equity-based compensation expense included in the Company's statement of operations for the years ended December 31, 2010, 2011 and 2012:

	Year Ended December 31,
	2010	2011	2012
Cost of revenue	$—	$—	$219
Sales and marketing	—	—	783
Product development	—	—	1,696
General and administrative	1,114	2,122	7,687

Total	$1,114	$2,122	$10,385